Cash flow and cash equivalent information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flow And Cash Equivalent Information
Net income for the year	$ 15,656,023	$ 3,377,514	$ 12,252,532
Adjustments:
Income tax expense	286,506	1,609,181	6,278,894
Amortization and depreciation	45,114	28,540	22,944
Net gain from fair value adjustment on investment properties	(16,690,117)	(3,133,413)	(17,092,403)
(Gain) / Loss from disposal of trading properties	(94,328)	(85,889)	241
Written off unused investment properties / property plant and equipment			23,650
Goodwill disposals			4,297
Averaging of schedule rent escalation	(29,456)	(90,197)	(42,832)
Directors' fees	67,126	44,770	27,700
ILP Long term incentive program	6,404	16,545	16,359
Financial results, net	5,379,151	1,117,164	699,211
Provisions and allowances	98,907	54,764	15,397
Share of profit of associates and joint ventures	(639,525)	(152,703)	(204,299)
Interest held before the business combination		(7,618)
Foreign unrealized exchange gain on cash and fair value result of cash equivalents	(272,362)	(5,116)	(1,062)
Right to receive units due to default due to non-compliance	(7,873)
Changes in operating assets and liabilities
Increase in inventories	(2,160)	(4,520)	(2,855)
Decrease in trading properties	100,238	98,792	1,159
Increase in trade and other receivables	(229,761)	(156,265)	(606,342)
Increase in trade and other payables	485,697	396,988	187,298
Decrease in payroll and social security liabilities	34,583	39,713	12,689
Uses in provisions	(10,879)	(8,322)	(3,350)
Net cash generated from operating activities before income tax paid	$ 4,183,288	$ 3,139,928	$ 1,589,228